Loans from a Related Party, a Cost Investment Investee (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥)
Loans from a related party, a cost investment Investee (Textual)
Interest expense on loans from a cost investment investee	$ 1,337,088	$ 1,375,684	$ 1,818,656	$ 1,101,871
Investment amount	3,756,630		3,599,831		¥ 25,000,000
Feng Hui [Member]
Loans from a related party, a cost investment Investee (Textual)
Pledged loans receivable	$ 23,319,659		$ 22,346,312	$ 32,681,732